RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(11,021,498)	$(3,138,036)	$(2,163,384)	$(5,720,078)

Accrued partnership management fee not deducted for income tax purposes	362,828	313,344	88,380	(38,896)

Other	111,635	123,304	31,173	(42,842)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(871,671)	(121,801)	1,924	(751,794)

Impairment loss not recognized for tax purposes	7,131,903	2,099,906	1,450,208	3,581,789

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,080,804)	(585,913)	(148,365)	(346,526)

Difference due to fiscal year for book purposes and calendar year for tax purposes	485,317	247,161	67,629	170,527

Loss for tax return purposes, December 31, 2012	$(4,882,290)	$(1,062,035)	$(672,435)	$(3,147,820)

For income tax purposes, the fund reports using a December 31 year-end.  The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(10,786,468)	$(3,047,627)	$(2,110,274)	$(5,628,567)

Accrued partnership management fee not deducted (deducted) for income tax purposes	887,828	363,344	163,380	361,104

Other	688,432	34,553	27,003	626,876

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,182,633)	(295,101)	(395,534)	(491,998)

Impairment loss not recognized for tax purposes	6,999,722	1,950,396	1,461,206	3,588,120

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(866,662)	(551,081)	(211,727)	(103,854)

Difference due to fiscal year for book purposes and calendar year for tax purposes	406,270	216,810	85,322	104,138

Loss for tax return purposes, December 31, 2011	$(3,853,511)	$(1,328,706)	$(980,624)	$(1,544,181)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2012	$41,256,913	$9,852,737	$5,941,619	$25,462,557

Impairment loss in investment in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

Other	22,734,541	6,029,106	3,321,220	13,384,215

Investments in operating limited partnerships - as reported	$27,607,726	$6,296,006	$4,833,619	$16,478,101

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2011	$44,981,252	$10,663,501	$6,391,941	$27,925,810

Impairment loss in investment in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,746,941)	(800,432)	(263,057)	(7,683,452)

Other	19,830,311	4,866,116	3,064,405	11,899,790

Investments in operating limited partnerships - as reported	$36,431,445	$8,629,599	$6,625,699	$21,176,147